Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

As of December 31, 2024 and 2023, intangible assets, net consisted of the following:

	December 31,	December 31,
	2024	2023
AGM domain name	$14,800	$14,800
Software	50,000	50,000
Total intangible assets	64,800	64,800
Less: accumulated amortization	(32,273)	(20,793)
Total intangible assets, net	32,527	44,007

Schedule of Amortization Amount of Intangible Asset

For the years ended December 31, 2024, 2023 and 2022, amortization expenses amounted to $11,480, $11,479 and $3,147 respectively. The following is an estimated, by fiscal years, of amortization amount of intangible asset,

Year ending December 31,
2025	$11,480
2026	11,480
2027	9,567
Total	$32,527